FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Detail) - Level 3 - Recurring - USD ($)		3 Months Ended
	Mar. 08, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of December 31, 2020		$ 10,624,326	$ 16,753,881	$ 0
Initial measurement	$ 13,882,167
Change in valuation inputs or other assumptions		(708,289)	(54,483)	1,836,968
Transfer of Public Warrants to Level 1			(6,075,072)
Fair value as of September 30, 2021		$ 9,916,037	$ 10,624,326	16,753,881
Over-allotment option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement				$ 1,034,746